Discontinued Operations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operations
Effect on Statements of Operations of Discontinued Operations

(In millions)	Three Months Ended March 31, 2016
Revenues
Social and mobile games	$218
Operating expenses
Platform fees	64
Property, general, administrative, and other (1)	88
Total operating expenses	152
Pre-tax income from discontinued operations	66
Income tax provision	(33)
Total income from discontinued operations, net of income taxes	$33
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(1)
Property, general, administrative, and other includes stock-based compensation expense directly identifiable with employees of the SMG Business of $15 million for the three months ended March 31, 2016.

Effect on Statements of Operations of Discontinued Operations

	Years Ended December 31,
(In millions)	2016	2015	2014
Net revenues
SMG Business	$678	$725	$549
Showboat Atlantic City	—	—	115
Harrah’s Tunica	—	—	46
Other	—	—	2
Total net revenues	678	725	712

Operating expenses
SMG Business (1)	748	499	447
Showboat Atlantic City	—	6	174
Harrah’s Tunica	—	—	166
Other	—	1	36
Total operating expenses	748	506	823

Gain from discontinued operations
SMG Business	4,180	—	—

Pre-tax income/(loss) from operations
SMG Business	4,110	226	102
Showboat Atlantic City	—	(6)	(59)
Harrah’s Tunica	—	—	(120)
Other	—	(1)	(34)
Total pre-tax income/(loss) from discontinued operations	$4,110	$219	$(111)

Income/(loss), net of income taxes
SMG Business	$3,380	$162	$49
Showboat Atlantic City	—	(6)	(38)
Harrah’s Tunica	—	—	(120)
Other	—	(1)	(34)
Total income/(loss) from discontinued operations, net of income taxes	$3,380	$155	$(143)

Tangible and intangible asset impairments
Showboat Atlantic City	$—	$—	$10
Harrah’s Tunica	—	—	68
Other	—	—	17
Total impairments from discontinued operations	$—	$—	$95

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(1)
Operating expenses primarily consist of platform fees and property, general, administrative, and other expenses, including stock-based compensation expense directly identifiable with employees of the SMG Business of $264 million, $29 million, and $38 million for the years ended December 31, 2016, 2015, and 2014, respectively.

Social and Mobile Games [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operations
Carrying Amount of Major Classes of Assets and Liabilities of Discontinued Operations

(In millions)	December 31, 2015
Cash, cash equivalents, and restricted cash	$112
Receivables, prepayments, and other current assets	64
Property and equipment, net	14
Goodwill and other intangible assets	133
Deferred taxes, deferred charges, and other long-term assets	41
Total assets held for sale	$364

Accounts payable	$17
Accrued expenses and other current liabilities	40
Deferred taxes, deferred credits, and other long-term liabilities	9
Total liabilities held for sale	$66